Prestige Variable Life Account

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To Those Charged with Governance of Prestige Variable Life Account of Empower Annuity Insurance Company of America and Policy Holders of Prestige Variable Life Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Prestige Variable Life Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 20, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

Columbia VP Select Small Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 1

Columbia VP Seligman Global Technology Fund, Class 2

Fidelity VIP Asset Manager 50% Portfolio, Initial Class

Fidelity VIP Contrafund Portfolio, Initial Class

Fidelity VIP Government Money Market Portfolio, Initial Class

Fidelity VIP Growth Opportunities Portfolio, Initial Class

Fidelity VIP Growth Portfolio, Initial Class

Fidelity VIP High Income Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP Investment Grade Bond Portfolio, Initial Class

Fidelity VIP Overseas Portfolio, Initial Class

Goldman Sachs VIT Large Cap Value Fund, Institutional Class

Goldman Sachs VIT Strategic Growth Fund, Institutional Class

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class

Janus Henderson VIT Flexible Bond Portfolio, Service Shares

Janus Henderson VIT Overseas Portfolio, Institutional Shares

NVIT Fidelity Institutional AM Emerging Markets Fund, Class D

VanEck VIP Emerging Markets Fund, Initial Class

VanEck VIP Global Resources Fund, Initial Class

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
ASSETS:
Investments at fair value (1)	$330,804	$1,872,012	$471,918	$391,352	$6,664	$1,503,494	$488,483
Total assets	330,804	1,872,012	471,918	391,352	6,664	1,503,494	488,483

LIABILITIES:
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-	-

NET ASSETS	$330,804	$1,872,012	$471,918	$391,352	$6,664	$1,503,494	$488,483

Fair value per share (NAV)	$128.85	$103.17	$23.82	$18.64	$58.50	$33.67	$39.78
Shares outstanding in the Separate Account	2,567	18,145	19,812	20,995	114	44,654	12,280

(1) Investments in mutual fund shares, at cost	$238,958	$1,244,438	$420,200	$455,278	$5,281	$1,603,431	$379,375

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Fidelity VIP Asset Manager 50% Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
ASSETS:
Investments at fair value (1)	$91,278	$398,068	$7,430	$276,980	$1,008,684	$154,871	$40,979
Total assets	91,278	398,068	7,430	276,980	1,008,684	154,871	40,979

LIABILITIES:
Payable to the Company	-	-	-	-	-	13,399	-
Total liabilities	-	-	-	-	-	13,399	-

NET ASSETS	$91,278	$398,068	$7,430	$276,980	$1,008,684	$141,472	$40,979

Fair value per share (NAV)	$40.33	$41.85	$33.97	$17.62	$59.89	$1.00	$99.69
Shares outstanding in the Separate Account	2,263	9,512	219	15,720	16,843	154,871	411

(1) Investments in mutual fund shares, at cost	$56,134	$243,203	$6,362	$247,117	$695,814	$154,871	$23,045

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Class	Goldman Sachs VIT Strategic Growth Fund, Institutional Class
ASSETS:
Investments at fair value (1)	$1,895,922	$41,922	$3,277,431	$235,332	$268,576	$1,420,520	$42,544
Total assets	1,895,922	41,922	3,277,431	235,332	268,576	1,420,520	42,544

LIABILITIES:
Payable to the Company	-	-	258	-	-	-	-
Total liabilities	-	-	258	-	-	-	-

NET ASSETS	$1,895,922	$41,922	$3,277,173	$235,332	$268,576	$1,420,520	$42,544

Fair value per share (NAV)	$97.72	$4.88	$660.13	$11.36	$27.52	$8.18	$15.49
Shares outstanding in the Separate Account	19,402	8,591	4,965	20,716	9,760	173,658	2,747

(1) Investments in mutual fund shares, at cost	$1,575,453	$42,623	$1,114,677	$254,037	$223,667	$1,560,614	$33,556

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Initial Class
ASSETS:
Investments at fair value (1)	$188,719	$24,841	$128,939	$57,476	$21,419	$8,728
Total assets	188,719	24,841	128,939	57,476	21,419	8,728

LIABILITIES:
Payable to the Company	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-

NET ASSETS	$188,719	$24,841	$128,939	$57,476	$21,419	$8,728

Fair value per share (NAV)	$21.79	$11.14	$55.82	$14.62	$11.83	$33.51
Shares outstanding in the Separate Account	8,661	2,230	2,310	3,931	1,811	261

(1) Investments in mutual fund shares, at cost	$171,120	$25,679	$82,214	$45,040	$20,668	$6,232

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                         (Concluded)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$17	$4,962	$2,025

TOTAL INVESTMENT INCOME	-	-	-	-	17	4,962	2,025

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	11,399	83,059	11,993	(9,013)	207	(3,068)	8,963
Capital gain distributions	52,048	201,301	-	4,529	535	199,141	34,373

Net realized gain (loss) on investments	63,447	284,360	11,993	(4,484)	742	196,073	43,336

Change in net unrealized appreciation (depreciation) on investments	19,718	176,203	60,984	30,058	189	(69,830)	25,311

Net realized and unrealized gain (loss) on investments	83,165	460,563	72,977	25,574	931	126,243	68,647

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$83,165	$460,563	$72,977	$25,574	$948	$131,205	$70,672

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Fidelity VIP Asset Manager 50% Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$6,673	$1,314	$6,643	$-

TOTAL INVESTMENT INCOME	-	-	-	6,673	1,314	6,643	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,628	16,839	735	2,299	17,972	-	959
Capital gain distributions	-	29,860	682	11,961	149,344	-	568

Net realized gain (loss) on investments	2,628	46,699	1,417	14,260	167,316	-	1,527

Change in net unrealized appreciation (depreciation) on investments	2,834	58,094	471	15,565	10,989	-	5,991

Net realized and unrealized gain (loss) on investments	5,462	104,793	1,888	29,825	178,305	-	7,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,462	$104,793	$1,888	$36,498	$179,619	$6,643	$7,518

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Class	Goldman Sachs VIT Strategic Growth Fund, Institutional Class
INVESTMENT INCOME:
Dividend income	$5,138	$2,634	$35,116	$8,206	$4,163	$14,640	$-

TOTAL INVESTMENT INCOME	5,138	2,634	35,116	8,206	4,163	14,640	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	27,617	(299)	88,761	(3,659)	9,596	(2,836)	1,319
Capital gain distributions	227,507	-	15,502	-	23,174	182,108	6,301

Net realized gain (loss) on investments	255,124	(299)	104,263	(3,659)	32,770	179,272	7,620

Change in net unrealized appreciation (depreciation) on investments	(16,639)	1,330	360,520	11,032	9,692	(58,419)	(837)

Net realized and unrealized gain (loss) on investments	238,485	1,031	464,783	7,373	42,462	120,853	6,783

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$243,623	$3,665	$499,899	$15,579	$46,625	$135,493	$6,783

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Initial Class
INVESTMENT INCOME:
Dividend income	$1,253	$1,164	$1,664	$154	$135	$189

TOTAL INVESTMENT INCOME	1,253	1,164	1,664	154	135	189

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5,659	(627)	4,084	25	(250)	51
Capital gain distributions	23,717	-	-	-	-	-

Net realized gain (loss) on investments	29,376	(627)	4,084	25	(250)	51

Change in net unrealized appreciation (depreciation) on investments	(4,092)	1,144	22,794	14,081	4,968	2,096

Net realized and unrealized gain (loss) on investments	25,284	517	26,878	14,106	4,718	2,147

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,537	$1,681	$28,542	$14,260	$4,853	$2,336

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                       (Concluded)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$-	$-	$17	$4,962	$2,025
Net realized gain (loss) on investments	63,447	284,360	11,993	(4,484)	742	196,073	43,336
Change in net unrealized appreciation (depreciation) on investments	19,718	176,203	60,984	30,058	189	(69,830)	25,311

Net increase (decrease) in net assets resulting from operations	83,165	460,563	72,977	25,574	948	131,205	70,672

POLICY TRANSACTIONS:
Policy owners' net payments	4,519	24,478	7,934	13,375	1,875	15,219	5,628
Policy maintenance charges	(8,648)	(31,918)	(9,201)	(12,304)	(2,604)	(18,604)	(15,530)
Policy owners' benefits	(17,622)	-	(9,502)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	15,550	(122,404)	(19,182)	14,592	10	73,049	(2,418)

Increase (decrease) in net assets resulting from Policy transactions	(6,201)	(129,844)	(29,951)	15,663	(719)	69,664	(12,320)

Total increase (decrease) in net assets	76,964	330,719	43,026	41,237	229	200,869	58,352

NET ASSETS:
Beginning of period	253,840	1,541,293	428,892	350,115	6,435	1,302,625	430,131

End of period	$330,804	$1,872,012	$471,918	$391,352	$6,664	$1,503,494	$488,483

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Fidelity VIP Asset Manager 50% Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$-	$6,673	$1,314	$6,643	$-
Net realized gain (loss) on investments	2,628	46,699	1,417	14,260	167,316	-	1,527
Change in net unrealized appreciation (depreciation) on investments	2,834	58,094	471	15,565	10,989	-	5,991

Net increase (decrease) in net assets resulting from operations	5,462	104,793	1,888	36,498	179,619	6,643	7,518

POLICY TRANSACTIONS:
Policy owners' net payments	1,669	4,124	7,135	8,082	13,285	162,125	459
Policy maintenance charges	(4,577)	(6,247)	(7,521)	(12,977)	(26,487)	(157,629)	(824)
Policy owners' benefits	-	(22,814)	-	(9,557)	-	(115,808)	-
Net transfers (to) from the Company and/or Subaccounts	(836)	(9,224)	(1)	5,586	(12,190)	77,351	(270)

Increase (decrease) in net assets resulting from Policy transactions	(3,744)	(34,161)	(387)	(8,866)	(25,392)	(33,961)	(635)

Total increase (decrease) in net assets	1,718	70,632	1,501	27,632	154,227	(27,318)	6,883

NET ASSETS:
Beginning of period	89,560	327,436	5,929	249,348	854,457	168,790	34,096

End of period	$91,278	$398,068	$7,430	$276,980	$1,008,684	$141,472	$40,979

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                           (Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Class	Goldman Sachs VIT Strategic Growth Fund, Institutional Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$5,138	$2,634	$35,116	$8,206	$4,163	$14,640	$-
Net realized gain (loss) on investments	255,124	(299)	104,263	(3,659)	32,770	179,272	7,620
Change in net unrealized appreciation (depreciation) on investments	(16,639)	1,330	360,520	11,032	9,692	(58,419)	(837)

Net increase (decrease) in net assets resulting from operations	243,623	3,665	499,899	15,579	46,625	135,493	6,783

POLICY TRANSACTIONS:
Policy owners' net payments	17,794	678	17,149	5,602	5,456	15,753	326
Policy maintenance charges	(21,490)	(1,928)	(67,545)	(5,269)	(8,762)	(15,838)	(2,260)
Policy owners' benefits	(24,545)	(55)	(28,383)	(6,528)	(7,308)	-	-
Net transfers (to) from the Company and/or Subaccounts	11,336	9,621	(14,070)	7,454	543	24,905	(836)

Increase (decrease) in net assets resulting from Policy transactions	(16,905)	8,316	(92,849)	1,259	(10,071)	24,820	(2,770)

Total increase (decrease) in net assets	226,718	11,981	407,050	16,838	36,554	160,313	4,013

NET ASSETS:
Beginning of period	1,669,204	29,941	2,870,123	218,494	232,022	1,260,207	38,531

End of period	$1,895,922	$41,922	$3,277,173	$235,332	$268,576	$1,420,520	$42,544

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                           (Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,253	$1,164	$1,664	$154	$135	$189
Net realized gain (loss) on investments	29,376	(627)	4,084	25	(250)	51
Change in net unrealized appreciation (depreciation) on investments	(4,092)	1,144	22,794	14,081	4,968	2,096

Net increase (decrease) in net assets resulting from operations	26,537	1,681	28,542	14,260	4,853	2,336

POLICY TRANSACTIONS:
Policy owners' net payments	4,406	295	4,392	1,365	1,474	226
Policy maintenance charges	(10,064)	(992)	(8,773)	(839)	(648)	(225)
Policy owners' benefits	-	-	(62)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(6,949)	8,956	9,418	15,736	(326)	324

Increase (decrease) in net assets resulting from Policy transactions	(12,607)	8,259	4,975	16,262	500	325

Total increase (decrease) in net assets	13,930	9,940	33,517	30,522	5,353	2,661

NET ASSETS:
Beginning of period	174,789	14,901	95,422	26,954	16,066	6,067

End of period	$188,719	$24,841	$128,939	$57,476	$21,419	$8,728

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                       (Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$-	$1,339	$35	$5,019	$2,201
Net realized gain (loss) on investments	4,933	92,611	3,828	(29,938)	617	79,955	34,431
Change in net unrealized appreciation (depreciation) on investments	78,820	427,060	77,817	56,577	741	47,147	46,891

Net increase (decrease) in net assets resulting from operations	83,753	519,671	81,645	27,978	1,393	132,121	83,523

POLICY TRANSACTIONS:
Policy owners' net payments	4,713	25,111	6,609	13,516	1,690	19,919	10,633
Policy maintenance charges	(8,609)	(32,201)	(9,676)	(12,622)	(2,477)	(34,735)	(32,678)
Policy owners' benefits	(17,758)	(13,577)	(52,799)	(49,175)	-	-	(11,362)
Net transfers (to) from the Company and/or Subaccounts	5,253	(172,884)	(10,742)	8,576	(73)	114,492	(3,824)

Increase (decrease) in net assets resulting from Policy transactions	(16,401)	(193,551)	(66,608)	(39,705)	(860)	99,676	(37,231)

Total increase (decrease) in net assets	67,352	326,120	15,037	(11,727)	533	231,797	46,292

NET ASSETS:
Beginning of period	186,488	1,215,173	413,855	361,842	5,902	1,070,828	383,839

End of period	$253,840	$1,541,293	$428,892	$350,115	$6,435	$1,302,625	$430,131

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                           (Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Fidelity VIP Asset Manager 50% Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$-	$6,055	$1,499	$9,497	$-
Net realized gain (loss) on investments	1,943	44,179	6,201	2,554	116,011	-	730
Change in net unrealized appreciation (depreciation) on investments	9,092	32,018	(1,004)	11,035	103,528	-	8,907

Net increase (decrease) in net assets resulting from operations	11,035	76,197	5,197	19,644	221,038	9,497	9,637

POLICY TRANSACTIONS:
Policy owners' net payments	1,669	4,615	7,135	9,341	13,428	152,146	770
Policy maintenance charges	(4,505)	(7,321)	(7,110)	(12,350)	(29,086)	(155,719)	(771)
Policy owners' benefits	-	(50,128)	(28,535)	-	(11,745)	(53,495)	-
Net transfers (to) from the Company and/or Subaccounts	4,000	(8,816)	(1,346)	3,221	(6,504)	(19,946)	(582)

Increase (decrease) in net assets resulting from Policy transactions	1,164	(61,650)	(29,856)	212	(33,907)	(77,014)	(583)

Total increase (decrease) in net assets	12,199	14,547	(24,659)	19,856	187,131	(67,517)	9,054

NET ASSETS:
Beginning of period	77,361	312,889	30,588	229,492	667,326	236,307	25,042

End of period	$89,560	$327,436	$5,929	$249,348	$854,457	$168,790	$34,096

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                           (Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Class	Goldman Sachs VIT Strategic Growth Fund, Institutional Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$14	$1,763	$34,599	$7,379	$3,872	$16,238	$-
Net realized gain (loss) on investments	420,662	(211)	104,126	(1,354)	13,933	138,085	2,580
Change in net unrealized appreciation (depreciation) on investments	(15,628)	668	448,379	(2,125)	(6,894)	16,696	9,216

Net increase (decrease) in net assets resulting from operations	405,048	2,220	587,104	3,900	10,911	171,019	11,796

POLICY TRANSACTIONS:
Policy owners' net payments	23,228	971	17,462	5,883	4,367	20,413	326
Policy maintenance charges	(39,099)	(2,098)	(70,022)	(5,701)	(8,025)	(32,528)	(2,334)
Policy owners' benefits	(37,273)	-	(62,329)	-	-	-	(14,232)
Net transfers (to) from the Company and/or Subaccounts	(44,153)	5,365	(15,768)	15,934	6,775	79,443	95

Increase (decrease) in net assets resulting from Policy transactions	(97,297)	4,238	(130,657)	16,116	3,117	67,328	(16,145)

Total increase (decrease) in net assets	307,751	6,458	456,447	20,016	14,028	238,347	(4,349)

NET ASSETS:
Beginning of period	1,361,453	23,483	2,413,676	198,478	217,994	1,021,860	42,880

End of period	$1,669,204	$29,941	$2,870,123	$218,494	$232,022	$1,260,207	$38,531

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,088	$572	$1,329	$272	$282	$169
Net realized gain (loss) on investments	29,277	(139)	2,592	(47)	(147)	59
Change in net unrealized appreciation (depreciation) on investments	10,305	(279)	1,313	907	22	(419)

Net increase (decrease) in net assets resulting from operations	40,670	154	5,234	1,132	157	(191)

POLICY TRANSACTIONS:
Policy owners' net payments	4,372	376	2,482	1,203	1,282	226
Policy maintenance charges	(9,990)	(904)	(8,006)	(578)	(632)	(223)
Policy owners' benefits	-	-	(495)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(13,911)	3,192	6,946	6,596	72	60

Increase (decrease) in net assets resulting from Policy transactions	(19,529)	2,664	927	7,221	722	63

Total increase (decrease) in net assets	21,141	2,818	6,161	8,353	879	(128)

NET ASSETS:
Beginning of period	153,648	12,083	89,261	18,601	15,187	6,195

End of period	$174,789	$14,901	$95,422	$26,954	$16,066	$6,067

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                       (Concluded)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.         ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Prestige Variable Life Account (the Separate Account), a Separate Account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the products in the Separate Account, but owners of existing Policies may make additional deposits.

The following is the variable life insurance product funded by the Separate Account:

Prestige

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 27 available Subaccount investment options, as follows:

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

Columbia VP Select Small Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 1

Columbia VP Seligman Global Technology Fund, Class 2

Fidelity VIP Asset Manager 50% Portfolio, Initial Class (a)

Fidelity VIP Contrafund Portfolio, Initial Class

Fidelity VIP Government Money Market Portfolio, Initial Class

Fidelity VIP Growth Opportunities Portfolio, Initial Class

Fidelity VIP Growth Portfolio, Initial Class

Fidelity VIP High Income Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP Investment Grade Bond Portfolio, Initial Class

Fidelity VIP Overseas Portfolio, Initial Class

Goldman Sachs VIT Large Cap Value Fund, Institutional Class

Goldman Sachs VIT Strategic Growth Fund, Institutional Class

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class

Janus Henderson VIT Flexible Bond Portfolio, Service Shares

Janus Henderson VIT Overseas Portfolio, Institutional Shares

NVIT Fidelity Institutional AM Emerging Markets Fund, Class D (a)

VanEck VIP Emerging Markets Fund, Initial Class

VanEck VIP Global Resources Fund, Initial Class

(a) See Subaccount Changes table below

Subaccount Changes: Name Changes

During 2025, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Asset Manager 50% Portfolio, Initial Class	April 30, 2025
NVIT Emerging Markets Fund, Class D	NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	March 3, 2025

The financial statements are presented based on the periods noted in the above Subaccount Changes table which may result in the exclusion from certain financial statements.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
Alger Capital Appreciation Portfolio, Class I-2	$74,077	$28,230
Alger Large Cap Growth Portfolio, Class I-2	222,771	151,314
Alger Mid Cap Growth Portfolio, Class I-2	28,652	58,602
Alger Small Cap Growth Portfolio, Class I-2	44,637	24,445
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	1,502	1,668
BNY Mellon VIF Appreciation Portfolio, Initial Shares	292,228	18,461
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	53,987	29,909
Columbia VP Select Small Cap Value Fund, Class 2	1,923	5,667
Columbia VP Seligman Global Technology Fund, Class 1	35,187	39,488
Columbia VP Seligman Global Technology Fund, Class 2	7,816	7,521
Fidelity VIP Asset Manager 50% Portfolio, Initial Class	31,327	21,558
Fidelity VIP Contrafund Portfolio, Initial Class	160,421	35,174
Fidelity VIP Government Money Market Portfolio, Initial Class	191,673	205,592
Fidelity VIP Growth Opportunities Portfolio, Initial Class	1,335	1,399
Fidelity VIP Growth Portfolio, Initial Class	273,746	58,006
Fidelity VIP High Income Portfolio, Initial Class	13,739	2,788
Fidelity VIP Index 500 Portfolio, Initial Class	82,411	124,479
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	33,911	24,446
Fidelity VIP Overseas Portfolio, Initial Class	44,093	26,832
Goldman Sachs VIT Large Cap Value Fund, Institutional Class	248,550	26,981
Goldman Sachs VIT Strategic Growth Fund, Institutional Class	7,799	4,273
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	33,007	20,643
Janus Henderson VIT Flexible Bond Portfolio, Service Shares	13,470	4,046
Janus Henderson VIT Overseas Portfolio, Institutional Shares	16,759	10,117
NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	17,716	1,300
VanEck VIP Emerging Markets Fund, Initial Class	1,566	931
VanEck VIP Global Resources Fund, Initial Class	735	222

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio, Class I-2	40	49	(9)	20	62	(42)
Alger Large Cap Growth Portfolio, Class I-2	34	229	(195)	40	405	(365)
Alger Mid Cap Growth Portfolio, Class I-2	115	214	(99)	83	373	(290)
Alger Small Cap Growth Portfolio, Class I-2	167	93	74	128	285	(157)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	5	8	(3)	5	10	(5)
BNY Mellon VIF Appreciation Portfolio, Initial Shares	326	73	253	525	146	379
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	77	132	(55)	83	271	(188)
Columbia VP Select Small Cap Value Fund, Class 2	63	180	(117)	202	150	52
Columbia VP Seligman Global Technology Fund, Class 1	54	365	(311)	40	720	(680)
Columbia VP Seligman Global Technology Fund, Class 2	26	28	(2)	32	161	(129)
Fidelity VIP Asset Manager 50% Portfolio, Initial Class	107	182	(75)	95	92	3
Fidelity VIP Contrafund Portfolio, Initial Class	29	106	(77)	26	149	(123)
Fidelity VIP Government Money Market Portfolio, Initial Class	35,725	39,673	(3,948)	23,284	38,949	(15,665)
Fidelity VIP Growth Opportunities Portfolio, Initial Class	3	5	(2)	3	6	(3)
Fidelity VIP Growth Portfolio, Initial Class	58	88	(30)	53	219	(166)
Fidelity VIP High Income Portfolio, Initial Class	94	24	70	54	16	38
Fidelity VIP Index 500 Portfolio, Initial Class	25	98	(73)	19	139	(120)
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	397	382	15	414	150	264
Fidelity VIP Overseas Portfolio, Initial Class	158	255	(97)	136	103	33
Goldman Sachs VIT Large Cap Value Fund, Institutional Class	931	518	413	1,933	671	1,262
Goldman Sachs VIT Strategic Growth Fund, Institutional Class	17	43	(26)	10	201	(191)
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	102	248	(146)	49	329	(280)
Janus Henderson VIT Flexible Bond Portfolio, Service Shares	386	123	263	112	29	83
Janus Henderson VIT Overseas Portfolio, Institutional Shares	309	205	104	183	162	21
NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	1,375	98	1,277	652	51	601
VanEck VIP Emerging Markets Fund, Initial Class	27	18	9	25	10	15
VanEck VIP Global Resources Fund, Initial Class	8	3	5	7	6	1

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Premium Expense Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is deducted from each premium payment prior to the purchase of units and reduces Policy owners' net payments on the Statements of Changes in Net Assets.	6.0% of each premium received

Monthly Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$7.50 per month through the Policy’s final payment date

Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.10% - 0.35% of the net assets of the Subaccounts as of the Policy's prior monthly anniversary day

Charge for Optional Benefits
This charge is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Policy owner. The fee is deducted monthly when a payment is received, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $40.31 per $1,000 of net amount at risk per month

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $40.31 per $1,000 of net amount at risk per month

Partial Surrender Charge
This charge is assessed to reimburse the Company for the costs incurred when processing partial surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Policy owners' benefits within the Statements of Changes in Net Assets.	A maximum of $25 per partial surrender

Expense Type	Range
Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$10 per transfer, after the first 12 transfers in any calendar year

Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. The deduction is withdrawn annually, assessed through a redemption of units, and recorded as Net transfers (to) from the Company and/or Subaccounts within the Statements of Changes in Net Assets.	0.0% - 0.8% of the loan balance

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable life product that is funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Alger Capital Appreciation Portfolio, Class I-2
2025	0	*	$701.49	$331	0.00%	32.87%
2024	0	*	527.96	254	0.00%	48.13%
2023	1		356.41	186	0.00%	43.13%
2022	1		249.01	133	0.00%	(36.53)%
2021	1		392.31	254	0.00%	19.14%
Alger Large Cap Growth Portfolio, Class I-2
2025	3		696.79	1,872	0.00%	30.27%
2024	3		534.89	1,541	0.00%	42.89%
2023	3		374.34	1,215	0.00%	32.67%
2022	3		282.17	963	0.00%	(38.65)%
2021	3		459.95	1,367	0.00%	11.84%
Alger Mid Cap Growth Portfolio, Class I-2
2025	2		290.78	472	0.00%	16.76%
2024	2		249.03	429	0.00%	21.07%
2023	2		205.69	414	0.00%	23.17%
2022	2		166.99	348	0.00%	(36.07)%
2021	2		261.21	490	0.00%	4.20%
Alger Small Cap Growth Portfolio, Class I-2
2025	1		278.12	391	0.00%	5.91%
2024	1		262.59	350	0.38%	8.13%
2023	1		242.85	362	0.00%	16.49%
2022	1		208.47	293	0.00%	(38.01)%
2021	1		336.29	419	0.00%	(6.07)%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares
2025	0	*	224.41	7	0.26%	15.97%
2024	0	*	193.51	6	0.54%	24.89%
2023	0	*	154.94	6	0.74%	23.82%
2022	0	*	125.13	5	0.53%	(22.28)%
2021	0	*	161.01	8	0.78%	26.03%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

BNY Mellon VIF Appreciation Portfolio, Initial Shares
2025	5		$274.55	$1,503	0.37%	10.07%
2024	5		249.43	1,303	0.43%	12.81%
2023	5		221.11	1,071	0.72%	20.97%
2022	5		182.78	898	0.67%	(18.06)%
2021	5		223.08	1,156	0.44%	27.13%
BNY Mellon VIF Growth and Income Portfolio, Initial Shares
2025	2		254.66	488	0.45%	16.83%
2024	2		217.97	430	0.54%	22.73%
2023	2		177.60	384	0.65%	26.68%
2022	2		140.19	341	0.79%	(14.81)%
2021	3		164.57	455	0.47%	25.62%
Columbia VP Select Small Cap Value Fund, Class 2
2025	3		33.66	91	0.00%	6.30%
2024	3		31.67	90	0.00%	13.66%
2023	3		27.86	77	0.00%	12.85%
2022	3		24.69	72	0.00%	(14.93)%
2021	3		29.02	90	0.00%	30.62%
Columbia VP Seligman Global Technology Fund, Class 1
2025	3		138.16	398	0.00%	34.73%
2024	3		102.54	327	0.00%	26.91%
2023	4		80.80	313	0.00%	45.28%
2022	4		55.62	229	0.00%	(31.73)%
2021	4		81.46	340	0.40%	39.03%
Columbia VP Seligman Global Technology Fund, Class 2
2025	0	*	342.85	7	0.00%	34.37%
2024	0	*	255.15	6	0.00%	26.58%
2023	0	*	201.57	31	0.00%	44.87%
2022	0	*	139.14	23	0.00%	(31.89)%
2021	0	*	204.30	34	0.29%	38.75%
Fidelity VIP Asset Manager 50% Portfolio, Initial Class
2025	2		130.06	277	2.55%	14.98%
2024	2		113.11	249	2.48%	8.50%
2023	2		104.26	229	2.33%	12.94%
2022	2		92.31	217	2.10%	(14.94)%
2021	2		108.51	255	1.39%	9.92%
Fidelity VIP Contrafund Portfolio, Initial Class
2025	3		380.76	1,009	0.14%	21.48%
2024	3		313.43	854	0.19%	33.79%
2023	3		234.27	667	0.49%	33.45%
2022	3		175.55	531	0.51%	(26.31)%
2021	3		238.24	743	0.07%	27.84%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Fidelity VIP Government Money Market Portfolio, Initial Class
2025	29		$5.29	$141	4.07%	4.13%
2024	33		5.08	169	5.01%	5.10%
2023	49		4.84	236	4.78%	4.89%
2022	39		4.61	178	1.15%	1.44%
2021	93		4.55	423	0.01%	0.01%
Fidelity VIP Growth Opportunities Portfolio, Initial Class
2025	0	*	289.02	41	0.00%	21.95%
2024	0	*	237.00	34	0.00%	38.89%
2023	0	*	170.64	25	0.00%	45.65%
2022	0	*	117.16	36	0.00%	(38.18)%
2021	0	*	189.52	59	0.00%	12.00%
Fidelity VIP Growth Portfolio, Initial Class
2025	3		731.21	1,896	0.30%	14.90%
2024	3		636.40	1,669	0.00%	30.39%
2023	3		488.08	1,361	0.13%	36.24%
2022	3		358.26	1,104	0.62%	(24.46)%
2021	3		474.24	1,461	0.00%	23.22%
Fidelity VIP High Income Portfolio, Initial Class
2025	0	*	125.97	42	7.07%	10.36%
2024	0	*	114.14	30	6.80%	8.97%
2023	0	*	104.74	23	5.05%	10.48%
2022	0	*	94.81	31	4.37%	(11.37)%
2021	0	*	106.97	50	5.00%	4.40%
Fidelity VIP Index 500 Portfolio, Initial Class
2025	2		1,421.62	3,277	1.17%	17.78%
2024	2		1,207.06	2,870	1.29%	24.90%
2023	2		966.43	2,414	1.48%	26.19%
2022	3		765.84	2,045	1.47%	(18.21)%
2021	3		936.35	2,604	1.27%	28.57%
Fidelity VIP Investment Grade Bond Portfolio, Initial Class
2025	4		66.88	235	3.66%	7.22%
2024	4		62.37	218	3.52%	1.79%
2023	3		61.27	198	2.72%	6.20%
2022	3		57.70	173	2.27%	(12.96)%
2021	3		66.29	209	2.00%	(0.61)%
Fidelity VIP Overseas Portfolio, Initial Class
2025	2		111.23	269	1.63%	20.39%
2024	3		92.39	232	1.66%	5.05%
2023	2		87.95	218	1.06%	20.51%
2022	3		72.98	189	1.10%	(24.48)%
2021	3		96.64	247	0.52%	19.69%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Goldman Sachs VIT Large Cap Value Fund, Institutional Class
2025	25		$55.94	$1,421	1.13%	10.88%
2024	25		50.45	1,260	1.44%	17.10%
2023	24		43.08	1,022	1.78%	13.01%
2022	23		38.12	863	1.36%	(6.37)%
2021	27		40.72	1,099	1.18%	24.14%
Goldman Sachs VIT Strategic Growth Fund, Institutional Class
2025	0	*	112.90	43	0.00%	17.92%
2024	0	*	95.74	39	0.00%	32.37%
2023	1		72.33	43	0.00%	41.94%
2022	1		50.96	32	0.00%	(32.52)%
2021	1		75.52	45	0.00%	21.94%
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class
2025	2		92.53	189	0.72%	15.75%
2024	2		79.94	175	0.66%	28.32%
2023	2		62.30	154	0.70%	23.81%
2022	3		50.32	128	0.82%	(19.74)%
2021	3		62.69	168	0.80%	29.40%
Janus Henderson VIT Flexible Bond Portfolio, Service Shares
2025	1		33.73	25	4.94%	7.22%
2024	0	*	31.46	15	4.66%	1.63%
2023	0	*	30.96	12	3.62%	5.29%
2022	0	*	29.40	12	1.59%	(13.95)%
2021	1		34.16	24	1.50%	(1.06)%
Janus Henderson VIT Overseas Portfolio, Institutional Shares
2025	2		57.34	129	1.46%	28.87%
2024	2		44.49	95	1.40%	5.84%
2023	2		42.04	89	1.52%	10.87%
2022	2		37.91	85	1.68%	(8.61)%
2021	3		41.48	108	1.12%	13.59%
NVIT Fidelity Institutional AM Emerging Markets Fund, Class D
2025	4		16.35	57	0.34%	35.77%
2024	2		12.04	27	1.32%	5.99%
2023	2		11.36	19	1.46%	3.80%
2022	2		10.94	17	0.13%	(24.99)%
2021	3		14.59	40	0.96%	(7.59)%
VanEck VIP Emerging Markets Fund, Initial Class
2025	0	*	59.89	21	0.73%	29.92%
2024	0	*	46.10	16	1.71%	1.21%
2023	0	*	45.55	15	3.64%	9.77%
2022	0	*	41.49	14	0.28%	(24.44)%
2021	0	*	54.91	16	0.89%	(11.79)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

VanEck VIP Global Resources Fund, Initial Class
2025	0	*	$88.17	$9	2.56%	36.48%
2024	0	*	64.60	6	2.63%	(2.83)%
2023	0	*	66.48	6	2.87%	(3.58)%
2022	0	*	68.96	6	1.63%	8.42%
2021	-		63.60	6	0.43%	18.88%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated and include changes in the value of the underlying mutual fund. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 20, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.